NON-WHOLLY OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
NON-WHOLLY OWNED SUBSIDIARIES	NON-WHOLLY OWNED SUBSIDIARIES
The following tables present the gross assets and liabilities as at December 31, 2022 and 2021 as well as gross amounts of revenues, net income (loss), other comprehensive income (loss) and distributions for the years ended December 31, 2022, 2021 and 2020 from the partnership’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2022
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$5,847	$29,186	$7,405	$18,831	$31,592	$312	$(407)	$162	$(1,122)	$6,010
Infrastructure services	3,739	18,360	4,277	14,031	7,516	(30)	128	(53)	(1,083)	2,474
Industrials	5,439	20,773	3,540	17,385	14,448	202	76	112	(44)	3,642
Total	$15,025	$68,319	$15,222	$50,247	$53,556	$484	$(203)	$221	$(2,249)	$12,126

	Year ended December 31, 2021
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$4,223	$13,275	$5,301	$7,153	$26,162	$526	$(71)	$351	$(821)	$3,257
Infrastructure services	2,918	13,096	3,224	10,642	4,458	(294)	274	(179)	(74)	1,296
Industrials	5,705	20,799	3,669	17,598	12,139	1,820	(81)	1,238	(728)	3,513
Total	$12,846	$47,170	$12,194	$35,393	$42,759	$2,052	$122	$1,410	$(1,623)	$8,066

	Year ended December 31, 2020
	Total			Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Business services	$18,584	$459	$417	$350	$(650)	$3,969
Infrastructure services	4,399	(281)	(120)	(161)	(249)	355
Industrials	10,652	3	(360)	144	(324)	2,746
Total	$33,635	$181	$(63)	$333	$(1,223)	$7,070
The following table outlines the composition of accumulated non-controlling interests related to the interest of others presented in the partnership’s consolidated statements of financial position as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Non-controlling interests related to material non-wholly owned subsidiaries
Business services	$6,010	$3,257
Infrastructure services	2,474	1,296
Industrials	3,642	3,513
Total non-controlling interests in material non-wholly owned subsidiaries	$12,126	$8,066
Total individually immaterial non-controlling interests balance	729	656
Total non-controlling interests	$12,855	$8,722